UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287

                           NEW ALTERNATIVES FUND, INC.
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite PH2
                            MELVILLE, NEW YORK 11747
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite PH2
                            MELVILLE, NEW YORK 11747
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                        ---------   ------------
COMMON STOCKS -- 96.1%
ALTERNATE ENERGY -- 50.2%
   RENEWABLE ENERGY POWER PRODUCERS &
      DEVELOPERS -- 34.8%
   Abengoa (Spain)                                        465,000   $ 13,459,524
   Acciona (Spain)                                        100,000     13,609,225
   Brookfield Asset Management, Inc., Class A
      (Canada)                                            500,000     11,355,000
   Canadian Hydro Developers, Inc. (Canada)*            1,750,000      8,417,784
   EDF Energies Nouvelles SA (France)                     255,000     14,056,793
   EDP Renovaveis SA (Spain)*                           1,250,000     13,746,415
   Electrificaciones del Norte (Spain)                     75,000      1,374,093
   Hafslund ASA, Class A (Norway)                         200,000      2,432,437
   Iberdrola Renovables (Spain)                         2,750,000     13,521,424
   TrustPower Ltd. (New Zealand)                          500,000      2,708,246
                                                                    ------------
                                                                      94,680,941
                                                                    ------------
   WIND TURBINES -- 8.5%
   Gamesa Corporacion Tecnologica (Spain)                 500,000     11,202,002
   Vestas Wind Systems (Denmark)*                         165,000     11,928,082
                                                                    ------------
                                                                      23,130,084
                                                                    ------------
   GEOTHERMAL -- 5.0%
   Ormat Technologies, Inc.                               285,000     11,633,700
   WFI Industries Ltd. (Canada)                            75,000      1,892,775
                                                                    ------------
                                                                      13,526,475
                                                                    ------------
   ENERGY STORAGE -- 1.9%
   NGK Insulators Ltd. (Japan)                             25,000        579,290
   Panasonic Corp. (Japan) ADR                            325,000      4,745,000
                                                                    ------------
                                                                       5,324,290
                                                                    ------------
TOTAL ALTERNATE ENERGY                                               136,661,790
                                                                    ------------
WATER -- 14.5%
   WATER UTILITIES -- 13.3%
   American Water Works Co., Inc.                         650,000     12,961,000
   Aqua America, Inc.                                     625,000     11,025,000
   CIA SaneamentoBasico (Brazil) ADR                      325,000     12,327,250
                                                                    ------------
                                                                      36,313,250
                                                                    ------------
   WATER RELATED -- 1.2%
   Badger Meter, Inc.                                      30,000      1,160,700
   Befesa Medio Ambiente (Spain)*                          30,200        773,384
   Hyflux Ltd. (Singapore)                                600,000      1,299,116
                                                                    ------------
                                                                       3,233,200
                                                                    ------------
TOTAL WATER                                                           39,546,450
                                                                    ------------
<
  The accompanying notes are an integral part of this Schedule of Investments.


                                        1



                           NEW ALTERNATIVES FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2009
                                  (UNAUDITED)

                                                          SHARES        VALUE
                                                        ---------   ------------
NATURAL GAS DISTRIBUTION -- 12.2%
   Atmos Energy Corp.                                     420,000   $ 11,835,600
   Northwest Natural Gas Co.                              250,000     10,415,000
   South Jersey Industries, Inc.                          310,000     10,943,000
                                                                    ------------
                                                                      33,193,600
                                                                    ------------
ENERGY CONSERVATION -- 12.1%
   Eaga PLC (United Kingdom)                              275,000        636,387
   Itron, Inc.*                                            25,000      1,603,500
   Koninklijke Philips Electronics (Netherlands)          200,000      4,872,000
   Owens Corning, Inc.*                                   350,000      7,857,500
   Schneider Electric SA (France)                         130,000     13,175,778
   Stantec, Inc. (Canada)*                                 75,000      1,882,500
   Telvent GIT (Spain)                                    100,000      2,898,000
                                                                    ------------
                                                                      32,925,665
                                                                    ------------
SOLAR -- 4.5%
   SOLAR THERMAL -- 3.5%
   Solar Millennium (Germany)*                            275,000      9,497,190
                                                                    ------------
   SOLAR PHOTOVOLTAIC -- 1.0%
   Kyocera Corp. (Japan) ADR                               25,000      2,294,000
   Q-Cells SE (Germany)*                                    5,000         95,777
   Solarworld AG (Germany)                                 15,000        364,376
                                                                    ------------
                                                                       2,754,153
                                                                    ------------
TOTAL SOLAR                                                           12,251,343
                                                                    ------------
ELECTRIC TRANSMISSION -- 2.1%
   ITC Holdings Corp.                                      75,000      3,408,750
   Quanta Services, Inc.*                                 100,000      2,213,000
                                                                    ------------
TOTAL ELECTRIC TRANSMISSION                                            5,621,750
                                                                    ------------
RECYCLING -- 0.5%
   Sims Metal Management Ltd. (Australia) SP ADR           75,000      1,494,750
                                                                    ------------
TOTAL COMMON STOCKS (COST $250,655,318)                              261,695,348
                                                                    ------------

  The accompanying notes are an integral part of this Schedule of Investments.


                                        2



                           NEW ALTERNATIVES FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2009
                                  (UNAUDITED)

                                                           PAR          VALUE
                                                        ---------   ------------
CERTIFICATES OF DEPOSIT -- 0.2%
SOCIALLY CONCERNED BANKS -- 0.2%
   Alternatives Federal Credit Union 0.35% due
      10/31/09                                            100,000   $    100,000
   Carver Federal Savings Bank 0.00% due 10/31/09         100,000        100,000
   South Shore Bank 0.30% due 10/17/09                    100,000        100,000
   Chittenden Bank 2.23% due 12/03/09                     100,000        100,000
   Self-Help Credit Union 1.02% due 11/10/09              100,000        100,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                            500,000
                                                                    ------------
TOTAL INVESTMENTS (COST $251,155,318) -- 96.3%                       262,195,348
                                                                    ------------
Other Assets in Excess of Liabilities -- 3.7%                         10,176,492
                                                                    ------------
NET ASSETS -- 100.0%                                                $272,371,840
                                                                    ============

*    Non-income producing security

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $251,155,318
Gross unrealized appreciation   $ 21,409,276
Gross unrealized depreciation    (10,369,246)
                                ------------
Net unrealized appreciation     $ 11,040,030
                                ============

ADR    - American Depositary Receipt
SP ADR - Sponsored American Depositary Receipts

  The accompanying notes are an integral part of this Schedule of Investments.


                                        3



                          NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2009
                                  (Unaudited)

PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the "fair value" of such security as determined in good faith by Accrued Equities, Inc., the Fund's investment advisor pursuant to procedures adopted by the Fund's Board of Directors.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described below:

- Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily and indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:

                                  ASSETS TABLE

                                                                LEVEL 2        LEVEL 3
                                TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                  09/30/09         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stocks*                  $261,695,348   $261,695,348     $     --        $--
Total Common Stocks              261,695,348    261,695,348           --         --
Certificates of Deposit              500,000             --      500,000         --
Total Certificates of Deposit        500,000             --      500,000         --
Total Investments               $262,195,348   $261,695,348     $500,000        $--

*    See Schedule of Investments for sector breakout.

 FOR MORE INFORMATION WITH REGARDS TO SIGNIFICANT ACCOUNTING POLICIES, SEE THE
     MOST RECENT SEMI-ANNUAL REPORT FILED WITH THE SECURITIES AND EXCHANGE
                                  COMMISSION.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NEW ALTERNATIVES FUND, INC.

By (Signature and Title)*  /S/ DAVID J. SCHOENWALD
                         -------------------------------------------------------
                           David J. Schoenwald, President and Treasurer
                           (Principal Executive Officer and Principal
                           Financial Officer)

Date                       OCTOBER 9, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DAVID J. SCHOENWALD
                         -------------------------------------------------------
                           David J. Schoenwald, President and Treasurer
                           (Principal Executive Officer and Principal
                           Financial Officer)

Date                       OCTOBER 9, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.